Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Product warranty		$ 17,420	$ 20,922	$ 4,296
Payables for purchase of property, plant and equipment		20,313	18,500	15,122
Other current liabilities		10,817	10,636	3,959
Accrued payroll and welfare		3,763	3,476	2,704
Accrued expenses		3,101	2,444	1,696
Interest payable		2,503	1,836	1,379
Other tax payable		1,009	926	1,472
Payables to exiting investors	[1]			30,000
Total		$ 61,103	$ 58,740	$ 60,628

[1]	The payables to exiting investors represents the amount for the redemption of the shares owned by certain noncontrolling shareholders of a subsidiary, which was paid out as of December 31, 2021. See Note 18.